Business combinations (Details Narrative) - BRL (R$)															1 Months Ended	12 Months Ended
	Aug. 04, 2021	May 13, 2021	Apr. 16, 2021	Apr. 08, 2021	Mar. 25, 2021	Jan. 21, 2021	Nov. 09, 2020	Nov. 05, 2020	Nov. 04, 2020	Nov. 03, 2020	Oct. 01, 2020	Jul. 20, 2020	May 05, 2020	Jan. 31, 2020	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 09, 2021	Jun. 01, 2021
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	100.00%
Transaction costs																R$ 13,030
Net revenue				R$ 1,945,000												1,719,371,000	R$ 1,201,191,000	R$ 750,630,000
Income loss before income taxes																273,462,000	335,054,000	R$ 186,937,000
Increase in revenue																1,435
Increase in income before income taxes																926
MedPhone Tecnologia em Saude Ltda ("MedPhone") [member]
IfrsStatementLineItems [Line Items]
Transaction costs								R$ 158,000	R$ 158
Net revenue									49,000
Income loss before income taxes									R$ 57
Increase in revenue																	142
Increase in income before income taxes																	R$ 46
I Clinic [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired						100.00%
Description of acquiree					The aggregate purchase price of R$191,120 is comprised of: (i) 62.6% was paid in cash, and (ii) 37.4% was settled with Afya's shares on the transaction closing date.
Transaction costs						R$ 856
Net revenue						16,456,000
Income loss before income taxes						R$ 8,250
Increase in revenue																1,158
Increase in income before income taxes																1,320
Cliquefarma [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired			100.00%		100.00%
Description of acquiree			The aggregate purchase price of R$ 22,089 is comprised by: (i) R$ 16,166 paid in cash; (ii) R$3,000 settled with Afya's shares on the transaction closing date; and (iii) an earn-out (“contingent consideration”) of R$ 3,000 is payable in relation to product development. The contingent consideration of R$2,923 is based on the present value of the obligation considering the facts and circumstances at the acquisition date.
Transaction costs			R$ 336		R$ 117
Net revenue					359,000											3,268,000
Income loss before income taxes					R$ 1,518											1,752
Increase in revenue																105
Increase in income before income taxes																113
Medicinae [Member]
IfrsStatementLineItems [Line Items]
Description of acquiree					The aggregate purchase price of R$9,172 is comprised by: i) R$ 5,600 of which 100% was paid in cash on the transaction closing date; and ii) an earn-out (“contingent consideration”) of up of R$ 4,400 is payable in connection with product development goals for 2021 and revenue achievements for 2022. The contingent consideration of R$3,572 is based on the present value of the obligation considering the facts and circumstances at the acquisition date.
Harbour [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																				100.00%
Description of acquiree				The aggregate purchase price of R$11,278 is comprised by: i) R$ 5,000 of which 100% was paid in cash on the transaction closing date; and ii) an earn-out (“contingent consideration”) of up to R$ 9,000 is payable in connection with product development goals for 2021 and 2022 and revenue achievements for 2023. The contingent consideration of R$6,278 is based on the present value of the obligation considering the facts and circumstances at the acquisition date.
Transaction costs				R$ 144
Income loss before income taxes																127
Revenue of acquiree since acquisition date				R$ 484
Revenue of combined entity as if combination occurred at beginning of period																268
Shosp [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired		100.00%
Description of acquiree		The aggregate purchase price of R$7,901 is comprised by: i) R$ 5,855 was paid in cash; ii) R$ 454 of consideration to be transferred; and iii) an earn-out (“contingent consideration”) of up to R$ 1,793 is payable in relation to product development. The contingent consideration of R$1,592 is based on the present value of the obligation considering the facts and circumstances at the acquisition date.
Transaction costs		R$ 188
Net revenue		1,376,000
Income loss before income taxes		R$ 448
Increase in revenue																306
Increase in income before income taxes																82
U N I F I P Moc [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired															100.00%
Description of acquiree															The aggregate purchase price is R$ 328,322 and the total amount was paid in cash. There are 40 additional seats still pending approval, which, if approved by the Ministry of Education, will result in a potential additional payment of up to R$ 50,000. Given the future event that will trigger the potential payout is not under the Company’s control, the probability of such payout cannot be reliably estimated and thus the contingent consideration was not measured at acquisition date. Should the additional seats be approved it will result in additional licenses, which will be measured accordingly if and when approved.
Transaction costs															R$ 177
Net revenue															69,887,000
Income loss before income taxes															R$ 19,458
Increase in revenue																46,150
Increase in income before income taxes																12,847
U N I G R A N [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	100.00%
Description of acquiree	The aggregate original purchase price of R$ 626,116 of which 60% was paid in cash on the transaction closing date, and 40% is payable in cash in four equal installments through 2022 to 2025, adjusted by the CDI rate, was adjusted by R$7,160, because of the actual net debt, to R$618,956. There are 82 additional seats still pending approval which, if approved by MEC, will result in a potential additional payment of up to R$90,200. Given the future event that will trigger the potential payout is not under the Company’s control, the probability of such payout cannot be reliably estimated and thus the contingent consideration was not measured at acquisition date. Should the additional seats be approved it will result in additional licenses, which will be measured accordingly if and when approved.
Transaction costs	R$ 10,990
Net revenue	123,369,000
Income loss before income taxes	R$ 33,450
Increase in revenue																150,456
Increase in income before income taxes																22,191
P X P R O [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired											100.00%
Description of acquiree											The aggregate purchase price of R$45,622 is comprised by: i) R$ 30,263 was paid in cash; ii) R$ 76 to be paid as price adjustment, iii) R$5,112 settled with Afya's treasury shares on the transaction closing date; and (iv) an earn-out (“contingent consideration”) of R$ 21,000 is payable in relation to revenue achievements. The contingent consideration of R$10,171 is based on the present value of the obligation considering the facts and circumstances at the acquisition date.
Transaction costs											R$ 264
Net revenue											907,000
Income loss before income taxes											R$ 984
Increase in revenue																3,155
Increase in income before income taxes																R$ 325
Uni Redentor [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired														100.00%
Description of acquiree														The original purchase price of R$214,608, was adjusted by R$4,503 and was comprised by: i) R$114,607 paid in cash on the acquisition date; and ii) R$100,000 is payable in five equal installments from January 2021 to July 2024, adjusted by the CDI rate. The purchase consideration adjustment of R$4,503 was deducted from the first installment due in January 2021.
Transaction costs														R$ 1,380
Net revenue														96,065,000
Income loss before income taxes														30,952
Increase in revenue														5,931
Increase in income before income taxes														R$ 321
Uni S L [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired													100.00%
Description of acquiree													The original purchase consideration of R$201,521 was adjusted by R$7,816, of which: (i) 70% is payable in cash on the transaction closing date, and (ii) 30% is payable in cash in three equal installments through 2023, adjusted by the CDI rate. The purchase consideration adjustment of R$7,816 was deducted from the first installment due in May 2021.
P E B M E D [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired												100.00%
Description of acquiree												The original purchase price of R$ 132,900 was adjusted by R$ 30 and was comprised by: i) R$115,339 paid in cash on the acquisition date; and ii) R$ 17,531 was paid with Afya Brazil’s shares which were afterwards contributed to the Company in exchange of issuance of 141,976 of its own shares.
Transaction costs												R$ 613	R$ 1,666
Net revenue												17,535,000	113,894,000
Income loss before income taxes												3,413	30,649
Increase in revenue												17,452	57,477
Increase in income before income taxes													9,455
Additional payment made													R$ 80,000
[custom:DecreasedInIncomeBeforeIncomeTaxes]												R$ 1,813
Faculdade de Ensino Superior da Amazonia Reunida ("FESAR") [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																				100.00%
Description of acquiree										The aggregate purchase price was R$260,836, including the CDI rate adjustment from the signing date and the real state of the operation, estimated at R$ 17,397, of which 100% was paid in cash on the closing of the operation. The purchase consideration was adjusted by R$1,569 and was paid on February 25, 2021.
Net revenue										R$ 6,280,000
Income loss before income taxes										3,751
Increase in revenue										29,113
Increase in income before income taxes										R$ 14,918
MedPhone Tecnologia em Saude Ltda ("MedPhone") [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																				100.00%
Description of acquiree									The net purchase price was R$6,373 of which 100% was paid in cash on the closing of the operation. The purchase price was adjusted to R$6,409, this price adjustment of R$ 36 was paid on February 2, 2021.
F C M P B [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																			100.00%
Description of acquiree							The total net purchase price of R$379,913 was adjusted to R$378,807 and is comprised of (i) R$189,913 paid in cash on the transaction closing date, and (ii) R$188,894 is payable in cash in four equal installments through 2024, adjusted by the CDI rate.
Transaction costs							R$ 721
Net revenue							10,509,000
Income loss before income taxes							R$ 3,570